Details of Certain Financial Statement Components and Supplemental Disclosures of Cash Flow Information and Non-Cash Activities (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended
	Mar. 31, 2021	Apr. 03, 2021	Mar. 28, 2020	Dec. 31, 2020	Dec. 31, 2019
Long term debt		$ 468,000
Depreciation expense		0	$ 27,000
Amortization expense		$ 0	$ 11,000
Paycheck Protection Program Loan [Member] | CARES Act [Member]
Proceeds from loans	$ 468,000
Debt instrument interest rate	1.00%
Repayment of loan
Long term debt	$ 468,000